Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended		12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Mar. 31, 2016	Mar. 31, 2026	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2026
C000002934
Account Value [Line Items]
Line Graph and Table Measure Name		Keeley Small Cap Fund - Class AAA
C000002933
Account Value [Line Items]
Line Graph and Table Measure Name		Keeley Small Cap Fund - Class C
C000061068
Account Value [Line Items]
Line Graph and Table Measure Name		Keeley Small Cap Fund - Class I
C000002931
Account Value [Line Items]
Line Graph and Table Measure Name		Keeley Small Cap Fund - Class A
C000002912
Account Value [Line Items]
Line Graph and Table Measure Name			TETON Westwood Balanced Fund - Class AAA
C000002914
Account Value [Line Items]
Line Graph and Table Measure Name			TETON Westwood Balanced Fund - Class C
C000061063
Account Value [Line Items]
Line Graph and Table Measure Name			TETON Westwood Balanced Fund - Class I
C000002911
Account Value [Line Items]
Line Graph and Table Measure Name			TETON Westwood Balanced Fund - Class A
C000002922
Account Value [Line Items]
Line Graph and Table Measure Name			TETON Convertible Securities Fund - Class AAA
C000002921
Account Value [Line Items]
Line Graph and Table Measure Name			TETON Convertible Securities Fund - Class C
C000061065
Account Value [Line Items]
Line Graph and Table Measure Name			TETON Convertible Securities Fund - Class I
C000002919
Account Value [Line Items]
Line Graph and Table Measure Name			TETON Convertible Securities Fund - Class A
C000002918
Account Value [Line Items]
Line Graph and Table Measure Name			TETON Westwood Equity Fund - Class AAA
C000002916
Account Value [Line Items]
Line Graph and Table Measure Name			TETON Westwood Equity Fund - Class C
C000061064
Account Value [Line Items]
Line Graph and Table Measure Name			TETON Westwood Equity Fund - Class I
C000002917
Account Value [Line Items]
Line Graph and Table Measure Name			TETON Westwood Equity Fund - Class A
C000002928
Account Value [Line Items]
Line Graph and Table Measure Name			TETON Westwood Mighty Mites Fund - Class AAA
C000002930
Account Value [Line Items]
Line Graph and Table Measure Name			TETON Westwood Mighty Mites Fund - Class C
C000061067
Account Value [Line Items]
Line Graph and Table Measure Name			TETON Westwood Mighty Mites Fund - Class I
C000002927
Account Value [Line Items]
Line Graph and Table Measure Name			TETON Westwood Mighty Mites Fund - Class A
Russell 2000 Index
Account Value [Line Items]
Accumulated Value	$ 10,000			$ 12,622	$ 14,110	$ 14,399	$ 10,945	$ 21,326	$ 20,091	$ 17,759	$ 21,259	$ 20,407	$ 25,655
Russell 2000 Index
Account Value [Line Items]
Accumulated Value	10,000			12,622	14,110	14,399	10,945	21,326	20,091	17,759	21,259	20,407	25,655
Russell 2000 Index
Account Value [Line Items]
Accumulated Value	500,000			631,100	705,507	719,970	547,249	1,066,314	1,004,575	887,944	1,062,957	1,020,333	1,282,762
Russell 2000 Index
Account Value [Line Items]
Accumulated Value	10,000			12,622	14,110	14,399	10,945	21,326	20,091	17,759	21,259	20,407	25,655
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000			11,717	13,356	14,625	13,604	21,270	24,599	22,697	29,479	31,912	37,592
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000			11,717	13,356	14,625	13,604	21,270	24,599	22,697	29,479	31,912	37,592
S&P 500 Index
Account Value [Line Items]
Accumulated Value	500,000			585,850	667,810	731,252	680,211	1,063,510	1,229,949	1,134,874	1,473,974	1,595,577	1,879,590
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000			11,717	13,356	14,625	13,604	21,270	24,599	22,697	29,479	31,912	37,592
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000			11,717	13,356	14,625	13,604	21,270	24,599	22,697	29,479	31,912	37,592
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000			11,717	13,356	14,625	13,604	21,270	24,599	22,697	29,479	31,912	37,592
S&P 500 Index
Account Value [Line Items]
Accumulated Value	100,000			117,170	133,562	146,250	136,042	212,702	245,990	226,975	294,795	319,115	375,918
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000			11,717	13,356	14,625	13,604	21,270	24,599	22,697	29,479	31,912	37,592
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000			11,717	13,356	14,625	13,604	21,270	24,599	22,697	29,479	31,912	37,592
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000			11,717	13,356	14,625	13,604	21,270	24,599	22,697	29,479	31,912	37,592
S&P 500 Index
Account Value [Line Items]
Accumulated Value	500,000			585,850	667,810	731,252	680,211	1,063,510	1,229,949	1,134,874	1,473,974	1,595,577	1,879,590
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000			11,717	13,356	14,625	13,604	21,270	24,599	22,697	29,479	31,912	37,592
Russell 2000 Index
Account Value [Line Items]
Accumulated Value	10,000			12,622	14,110	14,399	10,945	21,326	20,091	17,759	21,259	20,407	25,655
Russell 2000 Index
Account Value [Line Items]
Accumulated Value	10,000			12,622	14,110	14,399	10,945	21,326	20,091	17,759	21,259	20,407	25,655
Russell 2000 Index
Account Value [Line Items]
Accumulated Value	500,000			631,100	705,507	719,970	547,249	1,066,314	1,004,575	887,944	1,062,957	1,020,333	1,282,762
Russell 2000 Index
Account Value [Line Items]
Accumulated Value	10,000			12,622	14,110	14,399	10,945	21,326	20,091	17,759	21,259	20,407	25,655
Russell 2000 Value Index
Account Value [Line Items]
Accumulated Value	10,000			12,937	13,601	13,624	9,586	18,889	19,516	16,986	20,171	19,542	25,031
Russell 2000 Value Index
Account Value [Line Items]
Accumulated Value	10,000			12,937	13,601	13,624	9,586	18,889	19,516	16,986	20,171	19,542	25,031
Russell 2000 Value Index
Account Value [Line Items]
Accumulated Value	500,000			646,850	680,033	681,189	479,285	944,431	975,786	849,324	1,008,572	977,105	1,251,574
Russell 2000 Value Index
Account Value [Line Items]
Accumulated Value	10,000			12,937	13,601	13,624	9,586	18,889	19,516	16,986	20,171	19,542	25,031
60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index
Account Value [Line Items]
Accumulated Value	10,000			11,152	12,267	12,945	12,906	17,730	19,271	17,330	20,834	21,963	24,913
Bloomberg US Government / Credit Bond Index
Account Value [Line Items]
Accumulated Value	10,000			10,054	10,193	10,649	11,695	11,796	11,342	10,796	10,984	11,496	11,939
60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index
Account Value [Line Items]
Accumulated Value	10,000			11,152	12,267	12,945	12,906	17,730	19,271	17,330	20,834	21,963	24,913
Bloomberg US Government / Credit Bond Index
Account Value [Line Items]
Accumulated Value	10,000			10,054	10,193	10,649	11,695	11,796	11,342	10,796	10,984	11,496	11,939
60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index
Account Value [Line Items]
Accumulated Value	500,000			557,610	613,338	647,267	645,300	886,500	963,537	866,508	1,041,682	1,098,162	1,245,667
Bloomberg US Government / Credit Bond Index
Account Value [Line Items]
Accumulated Value	500,000			502,700	509,637	532,469	584,757	589,786	567,080	539,803	549,196	574,788	596,975
60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index
Account Value [Line Items]
Accumulated Value	10,000			11,152	12,267	12,945	12,906	17,730	19,271	17,330	20,834	21,963	24,913
Bloomberg US Government / Credit Bond Index
Account Value [Line Items]
Accumulated Value	10,000			10,054	10,193	10,649	11,695	11,796	11,342	10,796	10,984	11,496	11,939
ICE Bank of America Merrill Lynch U.S. Convertibles Index
Account Value [Line Items]
Accumulated Value	10,000			11,771	13,022	14,043	13,549	23,593	23,071	20,570	18,340	19,490	24,371
ICE Bank of America Merrill Lynch U.S. Convertibles Index
Account Value [Line Items]
Accumulated Value	10,000			11,771	13,022	14,043	13,549	23,593	23,071	20,570	18,340	19,490	24,371
ICE Bank of America Merrill Lynch U.S. Convertibles Index
Account Value [Line Items]
Accumulated Value	100,000			117,710	130,223	140,432	135,489	235,927	230,713	205,703	183,399	183,399	229,329
ICE Bank of America Merrill Lynch U.S. Convertibles Index
Account Value [Line Items]
Accumulated Value	10,000			11,771	13,022	14,043	13,549	23,593	23,071	20,570	18,340	19,490	24,371
Russell 1000 Value Index
Account Value [Line Items]
Accumulated Value	10,000			11,922	12,751	13,474	11,160	17,420	19,453	18,303	22,013	23,594	27,338
Russell 1000 Value Index
Account Value [Line Items]
Accumulated Value	10,000			11,922	12,751	13,474	11,160	17,420	19,453	18,303	22,013	23,594	27,338
Russell 1000 Value Index
Account Value [Line Items]
Accumulated Value	500,000			596,100	637,529	673,677	558,007	870,992	972,637	915,154	1,100,656	1,179,683	1,366,899
Russell 1000 Value Index
Account Value [Line Items]
Accumulated Value	10,000			11,922	12,751	13,474	11,160	17,420	19,453	18,303	22,013	23,594	27,338
Dow Jones U.S. Micro-Cap Total Stock Market Index
Account Value [Line Items]
Accumulated Value	10,000			12,732	14,435	14,409	10,649	23,341	18,556	14,442	16,298	15,549	20,599
Dow Jones U.S. Micro-Cap Total Stock Market Index
Account Value [Line Items]
Accumulated Value	10,000			12,732	14,435	14,409	10,649	23,341	18,556	14,442	16,298	15,549	20,599
Dow Jones U.S. Micro-Cap Total Stock Market Index
Account Value [Line Items]
Accumulated Value	500,000			636,592	721,756	720,453	532,431	1,167,044	927,793	722,114	814,905	777,473	1,029,958
Dow Jones U.S. Micro-Cap Total Stock Market Index
Account Value [Line Items]
Accumulated Value	$ 10,000			$ 12,732	$ 14,435	$ 14,409	$ 10,649	$ 23,341	$ 18,556	$ 14,442	$ 16,298	$ 15,549	$ 20,599